Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1],[2]	$ 767,365	$ 757,283
Allowance for credit losses	[2]	6,536	6,372
Net	[2]	760,829	750,911
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	523,361	494,192
United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	59,246	65,750
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	44,190	46,030
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	21,038	22,579
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	49,159	52,617
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	11,346	12,750
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	59,025	63,365
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		350,941	344,182
Allowance for credit losses		1,208	1,084
Net		349,733	343,098
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	297,677	290,253
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	16,749	16,556
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	4,113	4,102
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	20,410	21,499
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,196	2,390
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	9,796	9,382
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		106,379	104,170
Allowance for credit losses		2,319	2,414
Net		104,060	101,756
Personal loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	82,892	80,732
Personal loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	4,009	4,408
Personal loans [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,615	2,200
Personal loans [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	5,623	5,424
Personal loans [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	4,868	5,081
Personal loans [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,186	2,349
Personal loans [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	4,186	3,976
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		292,671	291,822
Allowance for credit losses		1,849	1,637
Net		290,822	290,185
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	133,810	114,991
Business and government [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	55,237	61,342
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	23,994	26,466
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	10,545	12,004
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	20,330	22,383
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	5,518	6,327
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	43,237	48,309
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	6,739	5,726
Allowance for credit losses	[3]	2,054	1,881
Net	[3]	4,685	3,845
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	2,158	1,564
Allowance for credit losses	[3]	569	514
Net	[3]	1,589	1,050
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	109
Allowance for credit losses	[3]	22
Net	[3]	87
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	1,343	1,183
Allowance for credit losses	[3]	424	372
Net	[3]	919	811
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	715	691
Allowance for credit losses	[3]	385	372
Net	[3]	330	319
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	1,249	1,098
Allowance for credit losses	[3]	281	264
Net	[3]	968	834
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	322	356
Allowance for credit losses	[3]	109	97
Net	[3]	213	259
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	843	834
Allowance for credit losses	[3]	264	262
Net	[3]	579	572
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	2,372	1,864
Allowance for credit losses	[3]	645	498
Net	[3]	1,727	1,366
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	1,117	1,176
Allowance for credit losses	[3]	621	664
Net	[3]	496	512
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[3]	3,250	2,686
Allowance for credit losses	[3]	788	719
Net	[3]	$ 2,462	$ 1,967

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Interest income recognized on impaired loans during the year ended October 31, 2024 was $84 (2023 – $57).